UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOW - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Operating Activities
Net income (loss)	$ 165	$ 524
Adjusted for the following items:
Equity accounted earnings, net of distributions	(10)	13
Impairment expense, net	324	0
Depreciation and amortization expense	752	211
Gain on acquisitions/dispositions, net	(520)	(106)
Provisions and other items	166	92
Deferred income tax expense (recovery)	(22)	(29)
Changes in non-cash working capital, net	478	(514)
Cash from operating activities	1,333	191
Financing Activities
Proceeds from non-recourse subsidiary borrowings	13,044	2,862
Repayment of non-recourse subsidiary borrowings	(975)	(1,113)
Lease liability repayment	(92)
Proceeds from other financing	1,721	0
Proceeds from other credit facilities, net	382	270
Capital provided by limited partners and Redemption-Exchange Unitholders	781	0
Capital provided by others who have interests in operating subsidiaries	2,221	690
Partnership units repurchased	(3)	0
Distributions to limited partners and Redemption-Exchange Unitholders	(16)	(16)
Distributions to Special Limited Partners Unitholders	0	(191)
Distributions to others who have interests in operating subsidiaries	(827)	(1,607)
Cash from (used in) financing activities	16,236	895
Acquisitions
Subsidiaries, net of cash acquired	(17,068)	(216)
Property, plant and equipment and intangible assets	(472)	(156)
Equity accounted investments	(4)	(8)
Financial assets and other	(42)	(71)
Dispositions
Subsidiaries, net of cash disposed	709	0
Property, plant and equipment	55	55
Equity accounted investments	0	131
Financial assets and other	182	1
Net settlement of hedges	51	4
Restricted cash and deposits	75	(18)
Cash from (used in) investing activities	(16,514)	(278)
Cash
Change during the period	1,055	808
Impact of foreign exchange on cash	4	(41)
Balance, beginning of year	1,949	1,106
Balance, end of period	2,940	1,873
Cash and cash equivalents classified as part of disposal group held for sale	$ (68)	$ 0